BUSINESS COMBINATION (Schedule of assets acquired and liabilities assumed as of the acquisition date) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jan. 30, 2025	Dec. 31, 2024
Business Acquisition [Line Items]
Goodwill	$ 90,736		$ 48,317
Sentronics Metrology GmbH [Member]
Business Acquisition [Line Items]
Cash and Cash Equivalents		$ 3,803
Trade accounts receivable, net		2,243
Inventories		8,297
Other current assets		380
Property, plant and equipment, net		6,212
Current Technology		14,540
Current Technology, amortization period	5 years
Customer Relationships		2,554
Customer Relationships, amortization period	7 years
Goodwill		34,414
Total assets acquired		72,443
Deferred Tax Liability		(6,076)
Other liabilities assumed		(6,209)
Total liabilities assumed		(12,285)
Net assets acquired		$ 60,158